INVENTORIES (Tables)	6 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory, Current	Components of inventories are as follows:

	June 30,	December 31,
	2020	2020
		(Unaudited)
Raw materials	$18,307	$16,042
Work in progress	17,561	9,241
Finished goods	12,342	10,615

	$48,210	$35,898